Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The following table summarizes provision for income taxes for the years ended December 31 (in thousands):

	2021	2020	2019
Federal income taxes:
Current	$(4)	$—	$—
Deferred	(225)	—	—
State income taxes:
Current	582	—	—
Deferred	(42)	—	—
Provision for income taxes	$311	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
The following table summarizes the differences between the effective income tax rate and the federal statutory income tax rate of 21% for the years ended December 31 (dollars in thousands):

	2021		2020		2019
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Federal income taxes at statutory rate	$18,922	21.00%	$—	—	$—	—
State tax expense, net of federal income tax benefit	549	0.61%	—	—	—	—
Fair market value adjustment of warrants	(5,545)	(6.16)%	—	—	—	—
Effect of flow-through entity	(13,615)	(15.11)%	—	—	—	—
Total	$311	0.34%	$—	—	$—	—

Schedule of Deferred Taxes	The components of deferred taxes were as follows (in thousands):

	December 31,
	2021	2020
Investment in partnership	$16,951	$—
Tax receivable agreement liability	5,583	—
Net operating loss	1,609	—
Intangibles	618	—
Stock compensation	603	—
Other	229	—
Deferred tax asset	$25,593	$—